Revenue from Contracts with Customers - Summary of Revenues Based Geographical Segments (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue from contracts with customers	€ 145,120	€ 163,943	€ 143,769
EMEA [member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	111,061	125,182	116,929
NORAM [member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	33,720	37,417	25,701
APAC [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	€ 339	€ 1,344	€ 1,139